Shareholder Report, Average Annual Return (Details)	12 Months Ended	27 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
C000244572
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eagle Capital Select Equity ETF - NAV
Without Sales Load [Member] | C000244572
Average Annual Return [Line Items]
Average Annual Return, Percent	7.26%	11.80%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%	18.54%